EQUITY	12 Months Ended
Oct. 31, 2024
EQUITY
EQUITY

NOTE 15 – EQUITY

Ordinary Shares

The Company’s outstanding share capital consists of Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares shall at all times vote together as one class on all resolutions submitted to a vote by the shareholders. Each Class B ordinary share shall entitle the holder thereof to eighteen (18) votes on all matters subject to vote at general meetings of the Company, and each Class A ordinary share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class B ordinary share is convertible into one (1) Class A ordinary share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B ordinary share delivering a written notice to the Company that such holder elects to convert a specified number of Class B ordinary shares into Class A ordinary shares. In no event shall Class A ordinary shares be convertible into Class B ordinary shares.

Ordinary Shares Issued for Services

During the year ended October 31, 2024, the Company issued a total of 898,000 shares of its Class A ordinary shares pursuant to its 2023 performance incentive plans for services rendered. These shares were valued at $2,818,565, the fair market values on the grant dates using the reported closing share prices on the dates of grant, and the Company recorded share-based compensation expense of $2,818,565 for the year ended October 31, 2024.

During the year ended October 31, 2023, the Company issued a total of 168,000 shares of its Class A ordinary shares pursuant to its 2021 and 2023 performance incentive plans for services rendered. These shares were valued at $1,450,000, the fair market values on the grant dates using the reported closing share prices on the dates of grant, and the Company recorded share - based compensation expense of $1,450,000 for the year ended October 31, 2023.

During the year ended October 31, 2022, the Company issued a total of 101,440 shares of its Class A ordinary shares pursuant to its 2021 performance incentive plan for services rendered. These shares were valued at $2,888,787, the fair market values on the grant dates using the reported closing share prices on the dates of grant, and the Company recorded share-based compensation expense of $2,888,787 for the year ended October 31, 2022.

2021 Performance Incentive Plan

The Company filed a registration statement on Form S-8 on December 3, 2021 and reserved 200,000 Class A ordinary shares for issuance thereunder. As of October 31, 2024, the Company had issued a total of 199,440 shares of Class A ordinary stock.

2023 Performance Incentive Plan

The Company filed a registration statement on Form S-8 on July 25, 2023 and reserved 1,000,000 Class A ordinary shares for issuance thereunder. As of October 31, 2024, the Company had issued a total of 968,000 shares of Class A ordinary stock.

Ordinary Shares Issued for Acquisition

On May 7, 2024, pursuant to a sale and purchase agreement entered in February 2024 to acquire Peak Consulting Services Limited, the Company issued 694,445 Class A ordinary shares to Yuefu, the sole shareholder of Peak Consulting Services Limited. These shares were valued at $1,875,002, the fair market value on transaction date.

NOTE 15 – EQUITY (continued)

Warrants

Stock warrants activities during the years ended October 31, 2024, 2023 and 2022 were as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at October 31, 2021	141,800	$194.29
Granted	—	—
Exercised	—	—
Outstanding at October 31, 2022	141,800	194.29
Granted	—	—
Exercised	—	—
Outstanding at October 31, 2023	141,800	194.29
Granted	—	—
Expired	(10,800)	(125.00)
Outstanding at October 31, 2024	131,000	$200.00
Warrants exercisable at October 31, 2024	131,000	$200.00

Both the stock warrants outstanding and stock warrants exercisable at October 31, 2024 had no intrinsic value.

The following table summarizes the shares of the Company’s ordinary stock issuable upon exercise of warrants outstanding at October 31, 2024:

Warrants Outstanding			Warrants Exercisable
Exercise	Number Outstanding	Weighted Average Remaining	Number Exercisable at	Exercise
Price	at October 31, 2024	Contractual Life (Years)	October 31, 2024	Price
$200.00	131,000	1.61	131,000	$200.00

Statutory Reserve and Restricted Net Assets

The Company’s PRC subsidiary, VIE and VIE’s subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Company’s board of directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

NOTE 15 – EQUITY (continued)

Statutory Reserve and Restricted Net Assets (continued)

Relevant PRC laws and regulations restrict the Company’s PRC subsidiary, VIE and VIE’s subsidiaries from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company’s shareholders in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company’s shareholders without the consent of a third party.

For the years ended October 31, 2024, 2023 and 2022, statutory reserve activities were as follows:

	TRX ZJ	NDB Technology	TYDW Technology	Total
Balance – October 31, 2021	$126,204	$2,680	$70,769	$199,653
Addition to statutory reserve	—	500	26,100	26,600
Balance – October 31, 2022	126,204	3,180	96,869	226,253
Addition to statutory reserve	—	—	48,897	48,897
Balance – October 31, 2023	126,204	3,180	145,766	275,150
Addition to statutory reserve	—	—	41,534	41,534
Balance – October 31, 2024	$126,204	$3,180	$187,300	$316,684

As of October 31, 2024 and 2023, the restricted amounts as determined pursuant to PRC statutory laws totaled $316,684 and $275,150, respectively, and total restricted net assets amounted to $7,851,132 and $6,732,073, respectively.

Cash Transfers Between the Company, Its Subsidiaries and VIE

During the year ended October 31, 2024, VIE transferred cash of approximately $600 to TRX BJ.

During the year ended October 31, 2023, VIE transferred cash of $15,000 to TRX, and TRX HK transferred cash of approximately $600 to TRX BJ, and TRX BJ transferred cash of approximately $700 to VIE.

During the year ended October 31, 2022, there was no cash or other assets transfer between TRX, its subsidiaries, and the VIE.